Long-Term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Total long-term obligations	$ 221,510	$ 17,500
Less current portion	21,679	0
Total long-term and capital lease obligations	199,831	17,500
Debt Premium	2,238
Premium, current		0
Premium, noncurrent	2,238
Recourse Debt [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	1,589	0
Debt Premium	0
Non Recourse Debt [Member] | 10% unsecured notes due 2013 [Member]
Debt Instrument [Line Items]
Carrying Amount	1,766	0
Debt Premium	0
Stated interest rate	10.00%
Non Recourse Debt [Member] | 15% unsecured notes due 2013 [Member]
Debt Instrument [Line Items]
Carrying Amount	14,262	0
Debt Premium	1,334
Stated interest rate	15.00%
Non Recourse Debt [Member] | 16% unsecured notes due 2013 [Member]
Debt Instrument [Line Items]
Carrying Amount	5,248	0
Debt Premium	108
Stated interest rate	16.00%
Non Recourse Debt [Member] | 10% unsecured notes due 2014 [Member]
Debt Instrument [Line Items]
Carrying Amount	963	0
Debt Premium	0
Stated interest rate	10.00%
Non Recourse Debt [Member] | 10% unsecured notes due 2015 [Member]
Debt Instrument [Line Items]
Carrying Amount	427	0
Debt Premium	0
Stated interest rate	10.00%
Non Recourse Debt [Member] | 15% secured notes due 2015 [Member]
Debt Instrument [Line Items]
Carrying Amount	4,488	0
Debt Premium	597
Stated interest rate	15.00%
Non Recourse Debt [Member] | 10% unsecured notes due 2016 [Member]
Debt Instrument [Line Items]
Carrying Amount	123	0
Debt Premium	0
Stated interest rate	10.00%
Domestic Line Of Credit [Member] | Recourse Debt [Member]
Debt Instrument [Line Items]
Carrying Amount	130,000	17,500
Debt Premium	0
Maximum borrowing capacity	175,000
Foreign Line of Credit [Member] | Non Recourse Debt [Member] | Secured foreign currency line of credit up to $3,900 due 2014 [Member]
Debt Instrument [Line Items]
Carrying Amount	2,629	0
Debt Premium	199
Maximum borrowing capacity	3,900
Foreign Line of Credit [Member] | Non Recourse Debt [Member] | Secured foreign currency line of credit up to $19,500 due 2015 [Member]
Debt Instrument [Line Items]
Carrying Amount	16,073	0
Debt Premium	0
Maximum borrowing capacity	19,500
Foreign Line of Credit [Member] | Non Recourse Debt [Member] | Secured foreign currency line of credit up to $23,300 due 2017 [Member]
Debt Instrument [Line Items]
Carrying Amount	11,263	0
Debt Premium	0
Maximum borrowing capacity	23,300
Revolving Credit Facility [Member] | Non Recourse Debt [Member] | Securitization borrowing facility up to $116,700 due 2017 [Member]
Debt Instrument [Line Items]
Carrying Amount	32,679	0
Debt Premium	0
Maximum borrowing capacity	$ 116,700